Note 11 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
(in thousands)
Division Revenues:
3 Months ended 03/31/2022	$ 10,509	$ 10,207	$ 10,838	$ 11,955	$ 8,303	$ 7,464	$ 7,828	$ 9,032	$ 76,136
3 Months ended 03/31/2021	$ 9,707	$ 9,502	$ 10,244	$ 10,475	$ 7,223	$ 6,697	$ 5,977	$ 8,528	$ 68,353

Division Profit:
3 Months ended 03/31/2022	$ 3,717	$ 4,388	$ 4,653	$ 4,676	$ 3,013	$ 2,050	$ 2,168	$ 3,235	$ 27,900
3 Months ended 03/31/2021	$ 3,591	$ 4,841	$ 5,139	$ 4,519	$ 2,971	$ 1,996	$ 1,644	$ 3,506	$ 28,207

Division Assets:
03/31/2022	$ 115,116	$ 124,364	$ 123,751	$ 152,560	$ 92,548	$ 93,505	$ 92,601	$ 109,576	$ 904,021
12/31/2021	$ 115,423	$ 123,844	$ 125,568	$ 152,409	$ 91,774	$ 91,753	$ 90,425	$ 109,411	$ 900,607

	3 Months Ended 03/31/2022	3 Months Ended 03/31/2021
	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$76,136	$68,353
Corporate finance charges earned, not allocated to divisions	22	22
Corporate investment income earned, not allocated to divisions	1,961	2,043
Timing difference of insurance income allocation to divisions	3,594	2,846
Other revenue not allocated to divisions	2	2
Consolidated Revenues (1)	$81,715	$73,266

Reconciliation of Profit:
Profit per division	$27,900	$28,207
Corporate earnings not allocated	5,579	4,913
Corporate expenses not allocated	(26,678)	(21,112)
Consolidated Income Before Income Taxes	$6,801	$12,008

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.